Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000069244
Shareholder Report [Line Items]
Fund Name	LSV Global Value Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the LSV Global Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/global-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Value Fund, Institutional Class Shares	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 77,409,000
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 246
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	12.0%
Repurchase Agreement	0.2%
Italy	1.5%
Netherlands	1.6%
Sweden	1.7%
Switzerland	1.8%
Germany	2.4%
Canada	2.8%
Taiwan	2.9%
France	4.1%
United Kingdom	4.4%
China	4.5%
Japan	4.5%
United States	54.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	1.4%
Novartis	1.4%
QUALCOMM	1.3%
BNP Paribas	1.1%
Gilead Sciences	1.1%
GSK	1.1%
Cisco Systems	1.1%
Pfizer	1.1%
Alibaba Group Holding	1.0%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-value-fund/
C000142760
Shareholder Report [Line Items]
Fund Name	LSV Global Value Fund
Class Name	Investor Class Shares
Trading Symbol	LVAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class Shares of the LSV Global Value Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/global-value-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/global-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Global Value Fund, Investor Class Shares	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
AssetsNet	$ 77,409,000
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 246
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	12.0%
Repurchase Agreement	0.2%
Italy	1.5%
Netherlands	1.6%
Sweden	1.7%
Switzerland	1.8%
Germany	2.4%
Canada	2.8%
Taiwan	2.9%
France	4.1%
United Kingdom	4.4%
China	4.5%
Japan	4.5%
United States	54.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T	1.4%
Novartis	1.4%
QUALCOMM	1.3%
BNP Paribas	1.1%
Gilead Sciences	1.1%
GSK	1.1%
Cisco Systems	1.1%
Pfizer	1.1%
Alibaba Group Holding	1.0%
PetroChina, Cl H	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/global-value-fund/